Consolidated Balance Sheets (Parenthetical) $ in Thousands	Sep. 30, 2022 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance | $	$ 5,144
Contract assets, allowance | $	$ 1,000
Temporary equity, shares authorized (in shares)	85,000
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.0001
Temporary equity, shares issued (in shares)	85,000
Temporary equity, shares outstanding (in shares)	85,000
Liquidation preference | $	$ 85,057
Common stock, par value (per share) | $ / shares	$ 0.0001
Common shares, shares authorized (in shares)	500,000,000
Common stock, shares issued (in shares)	82,266,160
Common stock, shares outstanding (in shares)	82,266,160